DECHERT PRICE & RHOADS
                              1775 Eye Street, N.W.
                             WASHINGTON, D.C. 20006




                                   May 6, 1998

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

                  Re:      Variable Insurance Funds
                           (File Nos. 33-81800 and 811-8644)

Dear Sirs:

         Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), the undersigned has been authorized by Variable Insurance Funds (the "Trust") to submit this filing in lieu of a filing under Rule 497(c) under the 1933 Act, and to certify that:

         1. the form of prospectus dated May 1, 1998 describing the shares of the BB&T Growth and Income Fund of the Trust that would have been filed under Rule 497(c) under the 1933 Act does not differ from the Prospectus contained in the Trust's most recent amendment to its registration statement;

         2. the form of Prospectus dated May 1, 1998 describing the shares of the AmSouth Equity Income Fund of the Trust that would have been filed under Rule 497(c) under the 1933 Act does not differ from the Prospectus contained in the Trust's most recent amendment to its registration statement; and

         3.       the  text  of  the  Trust's  most  recent   amendment  to  its
                  registration statement, filed on April 29, 1998, has been filed electronically.

         No fees are required in connection with this filing. Please contact the undersigned at (202) 261-3386 with any questions or comments regarding this matter.

                                                     Sincerely,



                                                     /s/Keith T. Robinson